SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Prepayments And Other Current Assets
Prepayments (including $1,813,904 and $298,383 to related parties as of December 31, 2021 and 2020, respectively)	$ 2,169,095	$ 376,746
Prepaid assets related parties	1,813,904	298,383
Other current assets	7,618	7,062
Prepayments and other current assets	$ 2,176,713	$ 383,808